Note 18 - Fair Value Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	$ 107,933	$ 39,886
Loans held for sale	597	463
Net loans	984,681	916,023
Bank-owned life insurance	16,080	15,652
Federal Home Loan Bank stock	3,679	3,589
Accrued interest receivable	3,633	3,288
Financial liabilities:
Deposits	1,016,067	878,194
Short-term borrowings	90,398	74,707
Other borrowings	8,803	29,065
Accrued interest payable	744	578
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	107,933	39,886
Loans held for sale	597	463
Net loans	973,124	913,323
Bank-owned life insurance	16,080	15,652
Federal Home Loan Bank stock	3,679	3,589
Accrued interest receivable	3,633	3,288
Financial liabilities:
Deposits	1,014,044	877,227
Short-term borrowings	90,398	74,707
Other borrowings	8,827	29,069
Accrued interest payable	744	578
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	107,933	39,886
Loans held for sale
Net loans
Bank-owned life insurance	16,080	15,652
Federal Home Loan Bank stock	3,679	3,589
Accrued interest receivable	3,633	3,288
Financial liabilities:
Deposits	715,153	635,207
Short-term borrowings	90,398	74,707
Other borrowings
Accrued interest payable	744	578
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Loans held for sale	597	463
Net loans
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Accrued interest payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents
Loans held for sale
Net loans	973,124	913,323
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits	298,891	242,020
Short-term borrowings
Other borrowings	8,827	29,069
Accrued interest payable